Subsequent Events - Additional Information (Detail) $ / shares in Units, $ in Thousands						3 Months Ended	12 Months Ended
	Mar. 31, 2016 shares	Mar. 14, 2016 USD ($)	Mar. 08, 2016 $ / shares	Mar. 03, 2016 Tranches $ / shares shares	Feb. 02, 2016 USD ($)	Mar. 31, 2016	Dec. 31, 2015 Vessel
Subsequent Event [Line Items]
Number of vessels sold | Vessel							2
Subsequent Events [Member]
Subsequent Event [Line Items]
Number of tranches | Tranches				2
Number of consecutive trading days				20 days
Subsequent Events [Member] | 2015 Plan [Member]
Subsequent Event [Line Items]
Shares issued	8,529
Shares issued as percentage of directors base fee						20.00%
Subsequent Events [Member] | Second Tranche [Member] | Minimum [Member]
Subsequent Event [Line Items]
Stock price | $ / shares				$ 5
Subsequent Events [Member] | Restricted Stock Units (RSUs) [Member] | First Tranche [Member]
Subsequent Event [Line Items]
Number of stock granted				100,000
Subsequent Events [Member] | Restricted Stock Units (RSUs) [Member] | Second Tranche [Member]
Subsequent Event [Line Items]
Number of stock granted				100,000
Subsequent Events [Member] | 10.0 % First Priority Secured Notes Due 2019 [Member]
Subsequent Event [Line Items]
Excess cash flow and collateral sale offers, amount | $					$ 28,417
Price in percent at which excess cash flow and collateral sale offers are made					102.00%
Amount accepted on pro rata basis on completion of cash flow and collateral tender offer | $		$ 26,662
Subsequent Events [Member] | Series B Preferred Shares [Member]
Subsequent Event [Line Items]
Preferred stock dividends per share declared | $ / shares			$ 54.6875